CAPITAL STRUCTURE, FINANCIAL RISK AND RELATED ITEMS - Capital Management (Details) kr in Millions	12 Months Ended
	Dec. 31, 2019 DKK (kr) item	Dec. 31, 2018 DKK (kr)
Disclosure of credit risk exposure [line items]
Number of External Investment Managers | item	2
Cash position from partnership collaboration income | kr	kr 10,971	kr 6,106